Other current and non-current non-financial assets - Reimbursements for Exploration and Evaluation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Metallic/Non-Metallic
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	$ 55,729	$ 59,826
Metallic/Non-Metallic | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	55,729	59,826
Non Metallic Exploration | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	8,016	12,084
Metallic Exploration | Chile
Disclosure Of Detailed Information About Reimbursements For Exploration And Evaluation [Line Items]
Prospecting	$ 47,713	$ 47,742